EARN-OUT OBLIGATION (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Feb. 16, 2011
Stock Issued During Period Shares Honest Best Agreement		3,923,153	2,603,456
Hold Back Shares Percentage	50.00%
Earnings Before Interest and Tax and Depreciation and Amortization	$ 23,400
EBITDA Growth Percentage Minimum					70.00%
Issue Of Ordinary Shares Minimum Percentage					15.00%
Issue Of Ordinary Shares Maximum Percentage					20.00%
Reduction In Earn Out Obligation				$ 15,400	$ 75,000